NON-WHOLLY OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
NON-WHOLLY OWNED SUBSIDIARIES	NON-WHOLLY OWNED SUBSIDIARIES
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Financial Position:

	As of December 31, 2020
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Operating Subsidiaries	Partnership Capital(1)
Utilities
U.K. regulated distribution operation	$181	$5,264	$333	$3,241	$367	$1,504
Brazilian regulated gas transmission operation	405	3,494	203	2,772	783	141
Colombian natural gas distribution operation	220	1,256	248	478	636	114
Brazilian electricity transmission operation	15	320	11	196	89	39
Canadian district energy operation	28	1,260	147	567	429	145
U.S. district energy operation	38	1,097	78	768	163	126
North American residential energy infrastructure operation	210	4,215	436	2,321	1,174	494
Indian gas transmission operation	94	2,172	131	1,308	781	46
Transport
North American rail operation	504	9,569	699	4,898	4,032	444
U.K. port operation	62	1,105	45	735	157	230
Australian port operation	151	863	131	393	352	138
Chilean toll roads	126	835	125	1,148	(335)	23
Peruvian toll roads	105	1,247	438	212	591	111
Indian toll roads(2)	87	808	177	426	203	89
Midstream
North American gas storage operation	170	1,433	67	658	544	334
Western Canadian natural gas gathering and processing operation	125	3,964	131	2,072	1,348	538
Data
U.S. data center operation	67	1,634	95	1,138	334	134
Australian data center operation	12	311	127	7	135	54
U.K. telecom towers operation	32	896	332	327	203	66
Indian telecom towers operation	392	7,998	493	5,392	1,917	588
Corporate
Holding LP and other	589	172	870	3,423	52	(3,584)
Total	$3,613	$49,913	$5,317	$32,480	$13,955	$1,774

	As of December 31, 2019
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Operating Subsidiaries	Partnership Capital(1)
Utilities
U.K. regulated distribution operation	$159	$4,653	$294	$2,888	$318	$1,312
Colombian regulated distribution operation	759	—	427	—	274	58
Brazilian regulated transmission operation	435	4,606	199	3,195	1,305	342
Colombian natural gas distribution operation	214	1,166	299	314	684	83
Brazilian electricity transmission operation	21	401	12	252	110	48
Canadian district energy operation	29	974	47	506	337	113
U.S. district energy operation	37	964	41	747	118	95
North American residential energy infrastructure operation	171	3,997	337	1,925	1,341	565
Indian gas transmission operation	155	2,272	181	910	1,157	179
Transport
Australian export terminal(3)	139	1,994	347	1,688	34	64
North American rail operation	2,150	9,392	1,409	4,889	4,747	497
U.K. port operation	47	934	78	370	218	315
Australian port operation	126	927	124	488	317	124
Chilean toll roads	95	821	67	1,112	(320)	57
Peruvian toll roads	122	1,337	19	683	638	119
Indian toll roads	75	868	83	570	203	87
Midstream
North American gas storage	200	1,449	112	661	543	333
Western Canadian natural gas gathering and processing operation	119	3,721	147	1,845	1,320	528
Data
U.S. data center operation	105	1,665	112	1,130	376	152
Australian data center operation	10	280	5	112	124	49
U.K. telecom towers operation	26	874	190	419	219	72
Corporate
Holding LP and other	529	111	735	2,480	50	(2,625)
Total	$5,723	$43,406	$5,265	$27,184	$14,113	$2,567

(1)Attributable to non-controlling interest—Redeemable Partnership Units held by Brookfield, non-controlling interest—BIPC exchangeable shares, non-controlling interest—Exchange LP Units, general partner and limited partners.
(2)Indian toll roads include our investments in BIF India Holdings Pte Ltd, Simhapuri Expressway Limited and Rayalseema Expressway Private Limited.
(3)On December 7, 2020, our partnership completed the partial sale of an effective 22% interest in our Australian export terminal. Upon partial disposition, the operation ceased to meet the definition of a non-wholly owned subsidiary. Refer to Note 5, Disposition of Businesses, and Note 12, Investment in Associates and Joint Ventures, for further details.
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Operating Results:

	Year ended December 31, 2020
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	$488	$11	$42	$46	$167
Colombian regulated distribution operation(1)	6	2	156	—	(6)
Brazilian regulated transmission operation	942	309	(399)	116	(152)
Colombian natural gas distribution operation	793	39	34	7	13
Brazilian electricity transmission operation	40	9	(25)	4	(11)
Canadian district energy operation	127	5	115	2	39
U.S. district energy operation	137	(14)	58	(9)	38
North American residential energy infrastructure operation	1,274	70	(32)	29	(14)
Indian gas transmission operation	268	(61)	(23)	(19)	(7)
Transport
Australian export terminal(3)	297	163	35	54	16
North American rail operation	1,974	86	(153)	11	(16)
U.K. port operation	235	22	16	31	22
Australian port operation	381	(29)	40	(10)	14
Chilean toll roads	116	(21)	(21)	(6)	2
Peruvian toll roads	81	7	(54)	1	(11)
Indian toll roads(2)	111	(24)	(4)	(8)	(2)
Midstream(3)
North American gas storage operation	143	(10)	10	(7)	6
Western Canadian natural gas gathering and processing operation	501	29	(1)	12	(1)
Data
U.S. data center operation	273	(32)	(10)	(13)	(4)
Australian data center operation	24	4	12	1	5
U.K. telecom towers operation	51	(3)	5	(1)	2
Indian telecom towers operation	360	5	69	3	14
Corporate
Holding LP and other	9	(56)	—	(7)	250
Total	$8,631	$511	$(130)	$237	$364

	Year ended December 31, 2019
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	$478	$24	$71	$103	$278
Colombian regulated distribution operation(1)	179	10	(9)	2	(2)
Brazilian regulated transmission operation	1,141	349	(83)	132	(33)
Colombian natural gas distribution operation	874	51	(4)	7	—
Brazilian transmission operation	2	15	(2)	7	(1)
Canadian district energy operation	121	6	85	2	29
U.S. district energy operation	158	(14)	49	(9)	32
North American residential energy infrastructure operation	956	3	63	2	26
Indian gas transmission operation	266	(39)	(33)	(12)	(10)
Transport
Australian export terminal(3)	308	15	(3)	43	(8)
North American Rail Operation	—	—	(10)	—	(1)
U.K. port operation	197	4	19	7	27
Australian port operation	462	(24)	(1)	(7)	—
Chilean toll roads	162	—	27	2	16
Peruvian toll roads	107	5	10	1	2
Indian toll roads(2)	130	(19)	(6)	(9)	(3)
Midstream
North American gas storage operation	143	12	52	9	32
Western Canadian natural gas gathering and processing operation	256	35	31	14	12
Data
U.S. data center operation	294	(22)	(10)	(7)	(4)
Australian data center operation	20	6	(3)	2	(1)
U.K. telecom towers operation	—	—	(2)	—	(1)
Corporate
Holding LP and other	25	(5)	—	(295)	(26)
Total	$6,279	$412	$241	$(6)	$364

	Year ended December 31, 2018
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	$449	$22	$19	$99	$86
Colombian regulated distribution operation(1)	177	15	(11)	3	(2)
Brazilian regulated transmission operation	1,112	357	(469)	139	(190)
Colombian natural gas distribution operation	516	34	(91)	7	(14)
Canadian district energy operation	118	7	32	3	11
U.S. district energy operation	149	(13)	35	(8)	23
North American residential energy infrastructure business	191	4	(73)	1	(30)
Transport
Australian export terminal(3)	307	14	(6)	34	(16)
U.K. port operation	205	12	3	19	4
Australian port operation	522	(6)	(33)	(3)	(11)
Chilean toll roads	168	(1)	(7)	(1)	(7)
Peruvian toll roads	92	3	(25)	1	(5)
Indian toll roads(2)	61	(12)	2	(6)	(1)
Midstream
North American gas storage operation	150	(16)	22	(12)	15
Western Canadian natural gas gathering and processing business	61	3	(53)	1	(21)
Data
U.S. data center operation	—	—	(1)	—	—
Corporate
Holding LP and other	23	(26)	(1)	108	44
Total	$4,301	$397	$(657)	$385	$(114)

(1)Refer to Note 5 , Disposition of Businesses, for further details.
(2)Indian toll roads include our investments in BIF India Holdings Pte Ltd, Simhapuri Expressway Limited and Rayalseema Expressway Private Limited.
(3)On December 7, 2020, our partnership completed the partial sale of an effective 22% interest in our Australian export terminal. Upon partial disposition, the operation ceased to meet the definition of a non-wholly owned subsidiary. The balance in the tables above reflect the period up until the date of partial disposition. Refer to Note 5, Disposition of Businesses, and Note 12, Investment in Associates and Joint Ventures, for further details.
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Cash Flows:

	Cash Flow Activities
	Year ended December 31, 2020			Year ended December 31, 2019
US$ MILLIONS	Operating	Investing	Financing	Operating	Investing	Financing
Utilities
U.K. regulated distribution operation	$241	$(372)	$133	$271	$(416)	$147
Colombian regulated distribution operation(1)	2	—	(2)	26	(24)	(4)
Brazilian regulated transmission operation	634	(34)	(588)	839	(21)	(702)
Colombian natural gas distribution operation	89	(35)	(55)	72	(38)	(73)
Brazilian electricity transmission operation	13	—	(14)	22	(4)	(6)
Canadian district energy operation	42	(97)	55	53	(68)	14
U.S. district energy operation	51	(50)	—	22	(29)	2
North American residential energy infrastructure operation	(42)	(5)	45	128	(228)	87
Indian gas transmission operation	136	(14)	(117)	208	(1,950)	1,746
Transport
Australian export terminal(3)	68	(27)	(57)	91	(23)	(55)
North American rail operation	616	(24)	(606)	—	(6,460)	6,578
U.K. port operation	42	(25)	(11)	27	(43)	9
Australian port operation	28	(32)	26	52	(45)	(10)
Chilean toll roads	49	(1)	(34)	62	(2)	(55)
Peruvian toll roads	18	(22)	—	47	(39)	—
Indian toll roads(2)	11	(18)	19	7	(9)	(29)
Midstream
North American gas storage operation	68	12	(53)	83	(10)	(63)
Western Canadian natural gas gathering and processing operation	156	(299)	114	92	(1,396)	1,339
Data
U.S. data center operation	77	(16)	(63)	51	(6)	(35)
Australian data center operation	7	(3)	(3)	—	(277)	286
U.K. telecom towers operation	27	(20)	(9)	3	(280)	289
Indian telecom towers operation	245	(3,451)	3,331	—	—	—
Corporate
Holding LP and other	(182)	(4)	89	(46)	243	(128)
Total	$2,396	$(4,537)	$2,200	$2,110	$(11,125)	$9,337

	Cash Flow Activities
	Year ended December 31, 2018
US$ MILLIONS	Operating	Investing	Financing
Utilities
U.K. regulated distribution operation	$226	$(413)	$179
Colombian regulated distribution operation(1)	11	(26)	—
Brazilian regulated transmission operation	868	(26)	(792)
Colombian natural gas distribution operation	94	(217)	205
Canadian district energy operation	39	(42)	(45)
U.S. district energy operation	24	(16)	(18)
North American residential energy infrastructure business	16	(2,182)	2,188
Transport
Australian export terminal(3)	85	(21)	(63)
U.K. port operation	27	(17)	(8)
Australian port operation	42	(68)	22
Chilean toll roads	74	(1)	(82)
Peruvian toll roads	91	(33)	—
Indian toll roads(2)	18	(184)	209
Midstream
North American gas storage operation	—	(8)	7
Western Canadian natural gas gathering and processing business	48	(1,923)	1,910
Data
U.S. data center operation	(1)	(1,103)	1,118
Corporate
Holding LP and other	(417)	794	(379)
Total	$1,245	$(5,486)	$4,451

(1)Refer to Note 5 , Disposition of Businesses, for further details.
(2)Indian toll roads include our investments in BIF India Holdings Pte Ltd, Simhapuri Expressway Limited and Rayalseema Expressway Private Limited.
(3)On December 7, 2020, our partnership completed the partial sale of an effective 22% interest in our Australian export terminal. Upon partial disposition, the operation ceased to meet the definition of a non-wholly owned subsidiary. The balance in the tables above reflect the period up until the date of partial disposition. Refer to Note 5, Disposition of Businesses, and Note 12, Investment in Associates and Joint Ventures, for further details.